SCHEDULE OF FAIR VALUE OF THE ACQUIRED ASSETS AND LIABILITIES (Details) - USD ($)				16 Months Ended
		Aug. 29, 2025	Aug. 25, 2025	Oct. 28, 2025	Dec. 31, 2025
Business Combination [Line Items]
Deferred tax liability					$ (2,642,124)
Plus: deferred tax liability					2,642,124
Times Express Limited And H2N Limited [Member]
Business Combination [Line Items]
Previous held interest by the Company	[1]		$ 1,858,401
Fair value of Pre-Completion Loans			3,023,865
Fair value of contingent consideration	[2]		130,088
Total Consideration			5,012,354
Plus: net working deficit	[3]		2,812,318
Non-operating asset			1,013,830
Deferred tax liability	[4]		(588,026)
Less: net assets acquired			6,801,914
Total Cost Allocated to Software			6,801,914
Gain on bargain purchase (A-B)			(1,789,560)
Contingent consideration					$ 5,908
Cash acquired from acquisition			688,487
Plus: deferred tax liability	[4]		588,026
Times Express Limited And H2N Limited [Member] | Customer List [Member]
Business Combination [Line Items]
Intangible asset – brand names			46,638
Times Express Limited And H2N Limited [Member] | Software, In-Development [Member]
Business Combination [Line Items]
Intangible asset – brand names			2,530,045
Times Express Limited And H2N Limited [Member] | Brand Names [Member]
Business Combination [Line Items]
Intangible asset – brand names			$ 987,109
Oceanus Asia Opportunity Two Limited [Member]
Business Combination [Line Items]
Previous held interest by the Company	[5]	$ 1,892,771
Total Consideration		1,892,771
Less: net assets acquired	[6]	236,024
Total Cost Allocated to Software		$ 1,656,748
Smart Minds Holdings Limited [Member]
Business Combination [Line Items]
Previous held interest by the Company				$ 2,911,030
Total Consideration				4,594,317
Plus: net working deficit	[7]			636,434
Deferred tax liability				(2,025,894)
Total Cost Allocated to Software				12,278,146
Cash acquired from acquisition				9,544
Cash consideration for the share subscription				1,683,287
Plus: fair value of non-controlling interest (corresponding to 37.5% of equity interest of Smart Minds)	[8]			5,021,501
Plus: deferred tax liability				$ 2,025,894

[1]	The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all TEX and H2N and the net assets held by the Company.
[2]	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. The gain in fair value of the contingent consideration related to the acquisition of TEX and H2N amounted to US$5,908 for the year ended December 31, 2025.
[3]	Among which, cash acquired from acquisition of TEX and H2N was US$688,487.
[4]	Deferred tax liabilities were calculated based on the fair value of identifiable intangible assets multiplied by income tax rate.
[5]	According to ASC 805-50-30-2, if the consideration is not in the form of cash, measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus, more reliably measurable. The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all Oceanus Asia Opportunity 2 Limited and the net assets held by the Company.
[6]	Among which, cash acquired from acquisition of Oceanus Asia Opportunity 2 Limited was nil.
[7]	Among which, cash acquired from acquisition of Smart Minds was US$9,544.
[8]	The fair value of the non-controlling interest were valued using the discounted cashflow method under income approach in this valuation.